Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION
25.	SEGMENT INFORMATION

The Group’s chief operating decision maker, who has been identified as the Company’s Chief Executive Officer, evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

As of March 31, 2026, the Group operates in three segments, Metal stamping and mechanical OEM segment, Electric OEM segment and Service segment. The Metal stamping and mechanical OEM segment focus on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components. The Service segment focuses on income from the service.

Corporate represented expenses that are not allocated to reportable segments and other corporate items.

A summary of the revenue from contracts with customers, profitability information and asset information by segment and geographical areas is shown below:

	Metal stamping and Mechanical OEM	Electric OEM	Other Services	Corporate	Consolidated
Fiscal year ended March 31, 2026
Revenues:
Sales of products	$2,713	2,078	-	-	4,791
Sub-contracting income	-	-	-	-	-
Other Service income	-	-	14	-	14
Total revenue	2,713	2,078	14	-	4,805
Cost	2,010	1,398	31	-	3,439
Gross Profit/(Loss)	703	680	(17)	-	1,366
Operating expenses:
Selling, general and administrative expenses	1,797	1,371	220	160	3,548
Impairment of property, plant and equipment	5	4	10	-	19
Impairment of operating lease right of use assets	60	46	-	-	106
Total operating expenses	1,862	1,421	230	160	3,673
Segment loss	$(1,160)	(741)	(246)	(160)	(2,307)
Reconciliation of segment profit or loss
Exchange gain, net					22
Interest income					159
Other income					21
Gain on disposal of property, plant and equipment					75
Loss before income taxes					(2,030)

Other segment information:
Depreciation expense	$18	9	4	-	31
Amortization expenses	5	-	-	-	5
Capital expenditure	50	41	12	-	104
	Metal stamping and Mechanical OEM	Electric OEM	Corporate	Consolidated
Fiscal year ended March 31, 2025
Revenues:
Sales of products	$4,500	2,912	-	7,412
Sub-contracting income	-	-	-	-
Total revenue	4,500	2,912	-	7,412
Cost	3,077	1,865	-	4,942
Gross Profit	1,423	1,047	-	2,470
Operating expenses:
Selling, general and administrative expenses	1,749	1,149	107	3,005
Impairment of property, plant and equipment	-	-	-	-
Impairment of operating lease right of use assets	-	-	-	-
Total operating expenses	1,749	1,149	107	3,005
Segment loss	$(326)	(102)	(107)	(535)
Reconciliation of segment profit or loss
Exchange gain, net				124
Interest income				203
Other income				22
Gain on disposal of property, plant and equipment				333
Income before income taxes				147

Other segment information:
Depreciation expense	$6	3	-	9
Capital expenditure	62	39	-	101
	Metal stamping and Mechanical OEM	Electric OEM	Corporate	Consolidated
Fiscal year ended March 31, 2024
Revenues:
Sales of products	$3,474	2,029	-	5,503
Sub-contracting income	-	818	-	818
Total revenue	3,474	2,847	-	6,321
Cost	2,719	1,894	-	4,613
Gross Profit	755	953	-	1,708
Operating expenses:
Selling, general and administrative expenses	1,158	1,210	109	2,477
Impairment of property, plant and equipment	190	145	-	335
Impairment of operating lease right of use assets	302	225	-	527
Total operating expenses	1,650	1,580	109	3,339
Segment loss	$(895)	(627)	(109)	(1,631)
Reconciliation of segment profit or loss
Exchange gain, net				198
Interest income				248
Other income				30
Gain on disposal of property, plant and equipment				16
Loss before income taxes				(1,139)

Other segment information:
Depreciation expense	$89	70	-	159
Capital expenditure	65	53	-	118
	As of March 31,
	2025	2026
	$	$
Total assets:
Metal stamping and Mechanical OEM	5,041	6,742
Electric OEM	4,302	4,171
Other Services	-	26
Corporate	211	57

Total assets	9,554	10,996

	As of March 31,
	2025	2026
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	57	317
Electric OEM	37	72
Other Services	-	-

Total property, plant and equipment, net	94	389

For the year ended March 31, 2026, the Group recognize impairment loss $5 in Metal stamping and Mechanical OEM (2025: $nil), $4 in Electric OEM (2025: $nil), and in Other Service $10 (205: $nil) respectively.

All of the Group’s sales are coordinated through its head office in Hong Kong. The Group considers revenues to be generated by geographic area based on the physical location of customers. the breakdown by geographic area is as follows:

	Year ended March 31,
	2024	2025	2026
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	906	794	629
Europe	4,214	6,324	3,784
Other Asian countries	-	3	30
North America	1,201	291	362

Total revenue from contracts with customers	6,321	7,412	4,805

All of the Group’s property, plant and equipment are located in Hong Kong, China, Myanmar and Germany. The breakdown by geographic area is as follows:

	As of March 31,
	2025	2026
	$	$
Property, plant and equipment, net:
Hong Kong and China	83	160
Myanmar	11	-
Germany	-	229

Total property, plant and equipment, net	94	389

For the year ended March 31, 2026, the Group recognize impairment loss of property, plant and equipment $10 in Hong Kong and China (2025: $nil), and $9 Myanmar (2025: $nil), respectively.